Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 20,276,673	R$ (1,970,690)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(6,894,069)	670,035
Taxation (difference) on profit of associates in Brazil and abroad	(330,497)	790,091
Equity method	(41,185)	(5,046)
Credit related to Reintegra Program	8,645	8,203
Director bonuses	(26,950)	(9,347)
Tax incentives (Note 12.3)	263,762	287,409
Other (additions)/exclusions permanent	65,139	(78,789)
Total tax expense (income)	(6,955,155)	1,662,556
Current	(368,239)	(742,824)
Deferred	(4,753,737)	1,996,752
Total Income Tax Expense income	(5,121,976)	1,253,928
Current	(104,203)	(297,815)
Deferred	(1,728,976)	706,443
Total Social Contribution Expense Income	R$ (1,833,179)	R$ 408,628